Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
June 30, 2021

Dates Covered
Collections Period	06/01/21 - 06/30/21
Interest Accrual Period	06/15/21 - 07/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/21	919,999,795.46	39,361
Yield Supplement Overcollateralization Amount 05/31/21	33,685,091.62	0
Receivables Balance 05/31/21	953,684,887.08	39,361
Principal Payments	40,403,409.39	957
Defaulted Receivables	453,200.89	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/21	31,793,100.57	0
Pool Balance at 06/30/21	881,035,176.23	38,381

Pool Statistics	$ Amount	# of Accounts
Pool Factor	69.24%
Prepayment ABS Speed	1.96%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	3,236,795.11	132
Past Due 61-90 days	877,488.90	41
Past Due 91-120 days	167,677.33	11
Past Due 121+ days	0.00	0
Total	4,281,961.34	184

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.47%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.11%
Delinquency Trigger Occurred	NO

Recoveries	371,760.84
Aggregate Net Losses/(Gains) - June 2021	81,440.05
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.10%
Prior Net Losses Ratio	0.04%
Second Prior Net Losses Ratio	0.11%
Third Prior Net Losses Ratio	0.14%
Four Month Average	0.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.18%

Overcollateralization Target Amount	10,131,904.53
Actual Overcollateralization	10,131,904.53
Weighted Average APR	4.00%
Weighted Average APR, Yield Adjusted	5.72%
Weighted Average Remaining Term	54.33

Flow of Funds	$ Amount
Collections	43,947,044.69
Investment Earnings on Cash Accounts	1,475.85
Servicing Fee	(794,737.41)
Transfer to Collection Account	-
Available Funds	43,153,783.13

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	316,529.94
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	9,484,621.58
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	18,900,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	10,131,904.53
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,271,451.33

Total Distributions of Available Funds	43,153,783.13

Servicing Fee	794,737.41
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 06/15/21	909,419,797.81
Principal Paid	38,516,526.11
Note Balance @ 07/15/21	870,903,271.70

Class A-1
Note Balance @ 06/15/21	0.00
Principal Paid	0.00
Note Balance @ 07/15/21	0.00
Note Factor @ 07/15/21	0.0000000%

Class A-2
Note Balance @ 06/15/21	331,419,797.81
Principal Paid	38,516,526.11
Note Balance @ 07/15/21	292,903,271.70
Note Factor @ 07/15/21	62.6209586%

Class A-3
Note Balance @ 06/15/21	416,710,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	416,710,000.00
Note Factor @ 07/15/21	100.0000000%

Class A-4
Note Balance @ 06/15/21	104,620,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	104,620,000.00
Note Factor @ 07/15/21	100.0000000%

Class B
Note Balance @ 06/15/21	37,770,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	37,770,000.00
Note Factor @ 07/15/21	100.0000000%

Class C
Note Balance @ 06/15/21	18,900,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	18,900,000.00
Note Factor @ 07/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	365,805.69
Total Principal Paid	38,516,526.11
Total Paid	38,882,331.80

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	96,664.11
Principal Paid	38,516,526.11
Total Paid to A-2 Holders	38,613,190.22

Class A-3
Coupon	0.48000%
Interest Paid	166,684.00
Principal Paid	0.00
Total Paid to A-3 Holders	166,684.00

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2913069
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.6723733
Total Distribution Amount	30.9636802

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2066621
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	82.3460173
Total A-2 Distribution Amount	82.5526794

A-3 Interest Distribution Amount	0.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4000000

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	246.25
Noteholders' Third Priority Principal Distributable Amount	490.70
Noteholders' Principal Distributable Amount	263.05

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/21	12,588,844.52
Investment Earnings	1,034.74
Investment Earnings Paid	(1,034.74)
Deposit/(Withdrawal)	-
Balance as of 07/15/21	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,971,164.30	$2,954,393.94	$1,856,640.05
Number of Extensions	102	96	64
Ratio of extensions to Beginning of Period Receivables Balance	0.31%	0.30%	0.18%